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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010
                                                --------------

Check here if Amendment [  ]; Amendment Number:
     This Amendment (Check only one.):     /__/ is a restatement.
                                           /__/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Silver Lake Group, L.L.C.
Address:       2775 Sand Hill Road, Suite 100
               Menlo Park, CA  94025

Form 13F File Number:  028-12791

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Alan K. Austin
Title:         Managing Director and Executive Vice President
Phone:         (650) 233-8149

Signature, Place, and Date of Signing:


/s/ Alan K. Austin       Menlo Park, CA          August 11, 2010
------------------       --------------          ---------------
[Signature]              [City, State]           [Date]


* The Reporting Manager does not have formal investment discretion with respect to all of the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the manager identified in the column captioned "Other Managers" relating to a given issuer. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any Other Included Manager exercises investment discretion or is a member of such a group with respect to such securities. Reference is made to reports filed under Sections 13(d), 13(g), and 16(a) for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any Other Included Manager and related entities.

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/__/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/__/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          3

Form 13F Information Table Entry Total:     6

Form 13F Information Table Value Total:     $1,610,379 (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.        Form 13F File Number    Name
---        --------------------    ----

1.         028-12356               Silver Lake Technology Associates, L.L.C.
2.         028-12358               Silver Lake Technology Management, L.L.C.
3.         028-13516               Silver Lake Technology Associates II, L.L.C.

                           FORM 13F INFORMATION TABLE
                           SILVER LAKE GROUP, L.L.C.
                       FOR QUARTER ENDED - JUNE 30, 2010

                                                     Value      Shrs or     SH/  Put/  Investment  Other
Name of Issuer         Title of Class    CUSIP      (x $1000)   prn amt     PRN  Call  Discretion  Managers     Voting Authority
--------------         --------------    -----      ---------   -------     ---  ----  ----------  --------  ----------------------
                                                                                                             Sole  Shared      None
                                                                                                             ----  ----------  ----
AVAGO TECHNOLOGIES LTD SHS               Y0486S104  $1,226,793  58,252,270   SH        OTHER         --            58,252,270
NASDAQ OMX GROUP INC   COM               631103108    $187,394  10,539,614   SH        OTHER       1, 3            10,539,614
SPANSION INC           COM CL A          84649R200    $124,422   7,628,555   SH        OTHER         --             7,628,555
SPREADTRUM             ADR               849415203     $39,784   4,828,210   SH        OTHER         --             4,828,210
COMMUNICATIONS INC
HUTCHINSON TECHNOLOGY  NOTE 3.250% 1/1   448407AF3     $11,624  14,350,000  PRN        OTHER          2            14,350,000
INC
POWERWAVE TECHNOLOGIES NOTE 1.875% 11/11 739363AG4     $20,362  19,750,000  PRN        OTHER          2            19,750,000
INC